SERVICING - Schedule of Servicing Assets (Details) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) loan	Sep. 30, 2024 USD ($) loan	Dec. 31, 2024 USD ($) loan	Dec. 31, 2023 USD ($) loan	Dec. 31, 2022 USD ($)
Contractually Specified Servicing Fees, Late Fees, and Ancillary Fees Earned in Exchange for Servicing Financial Assets [Line Items]
UPB of Underlying Loans	$ 11,298,223		$ 8,096,883	$ 5,195,599
Loan Count | loan	302,339		113,707	75,294
Carrying value	$ 100,000	$ 74,440	$ 88,497	$ 55,860	$ 33,777
HELOC loans | Servicing Assets
Contractually Specified Servicing Fees, Late Fees, and Ancillary Fees Earned in Exchange for Servicing Financial Assets [Line Items]
UPB of Underlying Loans	11,148,741		$ 7,933,975	$ 5,018,260
Loan Count | loan		302,066	113,413	74,980
Carrying value	98,120		$ 86,465	$ 53,645
Mortgage loans | Servicing Assets
Contractually Specified Servicing Fees, Late Fees, and Ancillary Fees Earned in Exchange for Servicing Financial Assets [Line Items]
UPB of Underlying Loans	149,482		$ 162,908	$ 177,339
Loan Count | loan		273	294	314
Carrying value	$ 1,880		$ 2,032	$ 2,215